OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Other [Abstract]
Change in fair value of property, plant and equipment	$ (103)	$ (46)	$ (5)
Amortization of service concession assets	0	(11)	(10)
Transaction costs	(4)	(3)	0
Other	31	(1)	(75)
Other expenses, net	$ (76)	$ (61)	$ (90)